Share capital (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 09, 2023	Aug. 29, 2023	Mar. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Additional paid in capital				$ 27,416,000	$ 26,985,000
Private Placements [Member]
Statement [Line Items]
Warrants issued for private placement			3,878,789
Common stock shares issued			193,939
Private placement agreement description	company entered into an agreement with an investor in a private placement of US $2.0 million for 2 million shares at a combined purchase price of $1.00 per share with 500,000 warrants
Common stock exercise price		$ 2.00	$ 2.06	$ 2.00
Warrants of additional paid in capital			$ 1,877,608
Warrant issued				500,000
Warrant expiry description		excisable and will expire 6 years from the effective date		warrant is immediately excisable and will expire 6 years from the effective date
Additional paid in capital				$ 317,302
Company raise fund for general corporate purposes		$ 2,000,000
Stock Option [Member]
Statement [Line Items]
Options available for granting				9,400,000
Shares issuable upon exercise of warrants, maximum				15,000,000
Percentage of issued and outstanding shares issuable maximum to one individual				15.00%